Income Taxes (FY)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 17 - Income Taxes

The Company has conducted its operations to qualify as a REIT for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2013. As a REIT, if the Company meets certain organizational and operational requirements and distributes at least 90% of its “REIT taxable income” (determined before the deduction of dividends paid and excluding net capital gains) to its stockholders in a year, it will not be subject to U.S. federal income tax to the extent of the income that it distributes. However, even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on income in addition to U.S. federal income and excise taxes on its undistributed income. The Company, through its TRS, is indirectly subject to U.S. federal, state and local income taxes. The Company’s TRS is not consolidated for U.S. federal income tax purposes, but is instead taxed as a C corporation. For financial reporting purposes, the TRS is consolidated and a provision for current and deferred taxes is established for the portion of earnings recognized by the Company with respect to its interest in its TRS. Total income tax expense (benefit) for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 were $(2.1) million, $4.5 million and $0.1 million, respectively.

The Company uses a more-likely-than-not threshold for recognition and derecognition of tax positions taken or to be taken in a tax return. The Company has assessed its tax positions for all open tax years beginning with December 31, 2017 and concluded that there were no uncertainties to be recognized. The Company’s accounting policy with respect to interest and penalties related to tax uncertainties is to classify these amounts as provision for income taxes.

Components of the provision for income taxes consist of the following (dollars in thousands):

	Year Ended December 31,
	2020	2019	2018
Current expense/(benefit)
U.S. Federal	$(2,086)	$4,076	$68
State and local	370	397	12
Total current expense/(benefit)	$(1,716)	$4,473	$80
Deferred expense/(benefit)
U.S. Federal	$—	$10	$(1)
State and local	(346)	—	—
Total deferred expense/(benefit)	$(346)	$10	$(1)
Provision for income tax expense/(benefit)	$(2,062)	$4,483	$79

The tax characteristics of the $1.30 distributions per common share declared during 2020 was $1.24 ordinary income and $0.06 capital gain. Of the $1.24 of ordinary income, $1.24 represents the amount of the ordinary dividend that may be eligible for the 20% deduction applicable to qualified REIT dividends under Internal Revenue Code Section 199A. The tax characteristics of the $390.48 distributions per share of Series A Preferred Stock and Series C Preferred Stock declared during 2020 was $370.93 ordinary income and $19.55 capital gain. Of the $370.93 of ordinary income, $370.93 represents the amount of the ordinary dividend that may be eligible for the 20% deduction applicable to qualified REIT dividends under Section 199A. The tax characteristics of the $1.44 distributions per common share declared during 2019 was $1.20 ordinary income and $0.24 return of capital. The tax characteristics of the $430.88 distributions per share of Series A Preferred Stock declared during 2019 was all ordinary income. The tax characteristics of the $35.41 distributions per share of Series C Preferred Stock declared during 2019 was all ordinary income.

The Company utilizes the TRS to reduce the impact of the prohibited transaction tax and to avoid penalty for the holding of assets not qualifying as real estate assets for purposes of the REIT asset tests. Any income associated with a TRS is fully taxable because the TRS is subject to federal and state income taxes as a domestic C corporation based upon its net income.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company is currently evaluating the impact of the CARES Act, and expects to fully utilize the current year NOL under the NOL carryback provision of the CARES Act.